SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  9         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             11       (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [X] on May 1, 2002 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statements of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, filed on or about Feb. 12, 2002.

                                                                American Express
                                                              Retirement Advisor
                                                             Variable Annuity(R)

Issued by:

IDS Life Insurance Company

Prospectus

May 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


New American Express Retirement Advisor Variable Annuity(R) contracts are not currently being offered.


IDS Life Variable Account 10

Issued by:    IDS Life Insurance Company (IDS Life)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919

              americanexpress.com


This prospectus contains information that you should know before investing. Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  American Century(R) Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Credit Suisse Trust
o  Fidelity(R) Variable Insurance Products - Service Class
o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIP) - Class 2
o  Goldman Sachs Variable Insurance Trust (VIT)
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R) Variable Insurance Trust(SM)
o  Putnam Variable Trust - IB Shares
o  Royce Capital Fund
o  Third Avenue Variable Series Trust
o  Wanger Advisors Trust
o  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrrender charge under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms..................................................
The Contract in Brief......................................
Expense Summary............................................
Condensed Financial Information (Unaudited)................
Financial Statements.......................................
Performance Information....................................
The Variable Account and the Funds.........................
The Fixed Account..........................................
Buying Your Contract.......................................
Charges....................................................
Valuing Your Investment....................................
Making the Most of Your Contract...........................
Surrenders.................................................
TSA -- Special Surrender Provisions........................
Changing Ownership.........................................
Benefits in Case of Death -- Standard Death Benefit.........
Optional Benefits..........................................
The Annuity Payout Period..................................
Taxes .....................................................
Voting Rights..............................................
Substitution of Investments................................
About the Service Providers................................
Table of Contents of the
   Statement of Additional Information.....................

Key Terms
These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408 A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. __)

Minimum allowable purchase payments
   If paying by installments under a scheduled payment plan:
        $23.08 biweekly, or
        $50 per month

   If paying by any other method:
        $50

Maximum allowable annual purchase payments
   For the first year:
        $1,000,000 up to age 85
        $100,000 for ages 86 to 90

   For each subsequent year:
        $100,000 up to age 85
        $50,000 for ages 86 to 90

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p.__)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o for nonqualified annuities a 0.95% mortality and expense risk fee (if you make allocations to one or more subaccounts);
o for qualified annuities a 0.75% mortality and expense risk fee (if you make allocations to one or more subaccounts);
o  surrender charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);
o  the operating expenses of the funds in which the subaccounts invest;
o if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and
o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value.


Expense Summary
The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                   Seven-year schedule                                                      Ten-year schedule*
Years from purchase                  Surrender charge                  Years from purchase               Surrender charge
  payment receipt                       percentage                       payment receipt                    percentage
      1                                    7%                                   1                               8%
      2                                    7                                    2                               8
      3                                    7                                    3                               8
      4                                    6                                    4                               7
      5                                    5                                    5                               7
      6                                    4                                    6                               6
      7                                    2                                    7                               5
      Thereafter                           0                                    8                               4
                                                                                9                               3
                                                                                10                              2
                                                                                Thereafter                      0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p.__ and "The Annuity Payout Period -- Annuity Payout Plans" p.__).


Annual contract administrative charge:                                     $30**

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary except at full surrender.


Maximum Anniversary Value Death Benefit Rider (MAV) fee:                   0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:                           0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:          0.95% for nonqualified annuities
                                         0.75% for qualified annuities


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
 AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                            %              %             %            %(1)
      Bond Fund                                                                                                      (2)
      Capital Resource Fund                                                                                          (2)
      Cash Management Fund                                                                                           (2
      Diversified Equity Income Fund                                                                                 (1)
      Emerging Markets Fund                                                                                          (1)
      Equity Select Fund                                                                                             (3)
      Extra Income Fund                                                                                              (2)
      Federal Income Fund                                                                                            (1)
      Global Bond Fund                                                                                               (2)
      Growth Fund                                                                                                    (1)
      International Fund                                                                                             (2)
      Managed Fund                                                                                                   (2)
      New Dimensions Fund(R)                                                                                         (2)
      S&P 500 Index Fund                                                                                             (1)
      Small Cap Advantage Fund                                                                                       (1)
      Strategy Aggressive Fund                                                                                       (2)
 AIM V.I.
      Capital Appreciation Fund                                                                                      (4)
      Capital Development Fund                                                                                       (4),(5)
 American Century VP
      International                                                                                                  (6)
      Value                                                                                                          (6)
 Calvert Variable Series, Inc.
      Social Balanced Portfolio                                                                                      (7)
 Credit Suisse Warburg Pincus Trust
      Emerging Growth Portfolio                                                                                      (8)
 Fidelity VIP
      III Growth & Income Portfolio (Service Class)                                                                  (9)
      III Mid Cap Portfolio (Service Class)                                                                          (9)
      Overseas Portfolio (Service Class)                                                                             (9)
 Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                                                           (10),(11)
      Franklin Value Securities Fund - Class 2                                                                      (11),(12)
      Templeton International Smaller Companies Fund - Class 2                                                      (11)
 Goldman Sachs VIT

      CORE(SM) Small Cap Equity Fund                                                                                (13)
      CORE(SM) U.S. Equity Fund                                                                                     (13)
      Mid Cap Value Fund                                                                                            (13)
 Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                                                                   (14)
      Global Technology Portfolio: Service Shares                                                                   (14)
      International Growth Portfolio: Service Shares                                                                (14)
 Lazard Retirement Series
      International Equity Portfolio                                                                                (15)
 MFS(R)
      Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)                               (16,(17),(18)
      New Discovery Series - Service Class                                                                          (16,(17),(18)
 Putnam Variable Trust
      Putnam VT International New Opportunities Fund - Class IB Shares                                              (19)
      Putnam VT Vista Fund - Class IB Shares                                                                        (19)
 Royce Capital Fund
      Micro-Cap Portfolio                                                                                           (20)
 Third Avenue
      Value Portfolio                                                                                               (21)
 Wanger
      International Small Cap                                                                                        (4),(22)
      U.S. Small Cap                                                                                                 (4),(22)
 Wells Fargo VT
      Asset Allocation Fund                                                                                         (23)
      International Equity Fund                                                                                     (23)
      Small Cap Growth Fund                                                                                         (23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.
(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(5)  Expenses have been restated to reflect current fees.
(6)  Annualized operating expenses of funds at Dec. 31, 2000.
(7) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(8) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).
(9) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(10) The Fund administration fee is paid indirectly through the management fee.
(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(12) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a sevice mark of Goldman, Sachs & Co.
(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(15) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.
(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.
(21) The fund's expenses figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.
(22) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(23) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

Examples:*
In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)   the base contract with no optional riders,
2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider,
3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, and
4) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders.

You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge schedule+  and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                              no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Blue Chip Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Capital Resource Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Cash Management Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Diversified Equity Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Emerging Markets Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Equity Select Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Extra Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Federal Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Global Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-International Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Managed Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-New Dimensions Fund(R)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-S&P 500 Index Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Small Cap Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Strategy Aggressive Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Appreciation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Development Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP International
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP Value
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Calvert Variable Series, Inc.Social Balanced Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Fidelity VIP III Growth & Income Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP III Mid Cap Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP Overseas Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin Real Estate Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin
 Value Securities Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Templeton
 International Smaller Companies Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Goldman Sachs VIT Mid Cap Value Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Aggressive Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Global Technology Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series International Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Lazard Retirement Series International Equity Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) New Discovery Series - Service Class
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT International
 New Opportunities  Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT Vista Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Royce Capital Fund Micro-Cap Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Third Avenue Value Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger International Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger U.S. Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Asset Allocation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT International Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Small Cap Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                                no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Blue Chip Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Capital Resource Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Cash Management Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Diversified Equity Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Emerging Markets Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Equity Select Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Extra Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Federal Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Global Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-International Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Managed Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-New Dimensions Fund(R)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-S&P 500 Index Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                              no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Small Cap Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Strategy Aggressive Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Appreciation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Development Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP International
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP Value
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Calvert Variable Series, Inc.Social Balanced Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                              no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Fidelity VIP III Growth & Income Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP III Mid Cap Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP Overseas Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin Real Estate Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin
 Value Securities Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Templeton
 International Smaller Companies Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Goldman Sachs VIT Mid Cap Value Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Aggressive Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Global Technology Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series International Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Lazard Retirement Series International Equity Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) New Discovery Series - Service Class
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT International
 New Opportunities  Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT Vista Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB


                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Royce Capital Fund Micro-Cap Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Third Avenue Value Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger International Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger U.S. Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Asset Allocation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT International Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Small Cap Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Blue Chip Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Capital Resource Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Cash Management Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Diversified Equity Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Emerging Markets Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Equity Select Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Extra Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Federal Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Global Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-International Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Managed Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-New Dimensions Fund(R)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-S&P 500 Index Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Small Cap Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Strategy Aggressive Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Appreciation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Development Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP International
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP Value
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Calvert Variable Series, Inc.Social Balanced Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Fidelity VIP III Growth & Income Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP III Mid Cap Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP Overseas Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin Real Estate Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin
 Value Securities Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Templeton
 International Smaller Companies Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                              no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Goldman Sachs VIT Mid Cap Value Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Aggressive Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Global Technology Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series International Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Lazard Retirement Series International Equity Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) New Discovery Series - Service Class
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT International
 New Opportunities  Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT Vista Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Royce Capital Fund Micro-Cap Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Third Avenue Value Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger International Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger U.S. Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Asset Allocation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT International Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Small Cap Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Blue Chip Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Capital Resource Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Cash Management Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio -Diversified Equity Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Emerging Markets Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Equity Select Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Extra Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Federal Income Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Global Bond Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-International Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Managed Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio -New Dimensions Fund(R)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-S&P 500 Index Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 AXP(R) Variable Portfolio-Small Cap Advantage Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AXP(R) Variable Portfolio-Strategy Aggressive Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Appreciation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 AIM V.I. Capital Development Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP International
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 American Century VP Value
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Calvert Variable Series, Inc.Social Balanced Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB


                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Fidelity VIP III Growth & Income Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP III Mid Cap Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Fidelity VIP Overseas Portfolio (Service Class)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin Real Estate Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Franklin
 Value Securities Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Franklin Templeton VIP Trust Templeton
 International Smaller Companies Fund - Class 2
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Goldman Sachs VIT Mid Cap Value Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Aggressive Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series Global Technology Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Janus Aspen Series International Growth Portfolio: Service Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Lazard Retirement Series International Equity Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 MFS(R) New Discovery Series - Service Class
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT International
 New Opportunities  Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Putnam VT Vista Fund - Class IB Shares
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years
 Royce Capital Fund Micro-Cap Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Third Avenue Value Portfolio
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger International Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wanger U.S. Small Cap
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Asset Allocation Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT International Equity Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB
 Wells Fargo VT Small Cap Growth Fund
           base contract with no optional riders
           optional MAV
           optional EEB
           optional MAV and EEB

* In these examples, the $30 contract administrative charge is approximated as a _.___% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

+ The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information
(Unaudited)


To be filed by Amendment


Financial Statements


To be filed by Amendment


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.
We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of all applicable charges, including:

o  contract administrative charge,
o  applicable mortality and expense risk fee,

o  Maximum Anniversary Value Death Benefit fee,
o  Enhanced Earnings Death Benefit Rider fee, and
o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the MAV or EEB fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds
You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


Subaccount Investing In         Investment Objectives and Policies                Investment Advisor or
                                                                                  Manager
---------- -------------------- ------------------------------------------------- ---------------------------

BC1        AXP(R)  Variable     Objective: long-term total return exceeding       IDS Life, investment
BC2        Portfolio - Blue     that of the U.S. stock  market. Invests           manager; American Express
           Chip                 primarily in blue chip stocks. Blue chip          Financial Corporation
                                stocks are issued by companies with a market      (AEFC), investment advisor.
                                capitalization of at least $1 billion, an
                                established  management, a history of
                                consistent  earnings and a leading position
                                within their respective industries.


---------- -------------------- ------------------------------------------------- ---------------------------
BD1        AXP(R)  Variable     Objective: high level of current income while     IDS Life, investment
BD2        Portfolio - Bond     conserving the value of the investment and        manager; AEFC, investment
           Fund                 continuing a high level of income for the         advisor.
                                longest time period. Invests primarily in bonds
                                and other debt obligations.
---------- -------------------- ------------------------------------------------- ---------------------------
CR1        AXP(R)  Variable     Objective: capital appreciation. Invests          IDS Life, investment
CR2        Portfolio -          primarily in U.S. common stocks and other         manager; AEFC, investment
           Capital Resource     securities convertible into common stocks.        advisor.
           Fund
---------- -------------------- ------------------------------------------------- ---------------------------
CM1        AXP(R)  Variable     Objective: maximum current income consistent      IDS Life, investment
CM2        Portfolio - Cash     with liquidity and stability of principal.        manager; AEFC, investment
           Management Fund      Invests in money market securities.               advisor.
---------- -------------------- ------------------------------------------------- ---------------------------
DE1        AXP(R)  Variable     Objective: a high level of current income and,    IDS Life, investment
DE2        Portfolio -          as a secondary goal, steady growth of capital.    manager; AEFC, investment
           Diversified Equity   Invests primarily in dividend-paying common and   advisor.
           Income Fund          preferred stocks.
---------- -------------------- ------------------------------------------------- ---------------------------
EM1        AXP(R)  Variable     Objective: long-term capital growth. Invests      IDS Life, investment
EM2        Portfolio -          primarily in equity securities of companies in    manager; AEFC, investment
           Emerging Markets     emerging market countries.                        advisor; American Express
           Fund                                                                   Asset Management
                                                                                  International, Inc., a
                                                                                  wholly-owned subsidiary
                                                                                  of AEFC, is the
                                                                                  sub-investment advisor.
---------- -------------------- ------------------------------------------------- ---------------------------
ES7        AXP(R)  Variable     Objective: growth of capital. Invests primarily   IDS Life, investment
ES8        Portfolio - Equity   in growth of medium-sized companies.              manager; AEFC, investment
           Select Fund                                                            advisor.
---------- -------------------- ------------------------------------------------- ---------------------------

EI1        AXP(R)  Variable     Objective: high current income, with capital      IDS Life, investment
EI2        Portfolio - Extra    growth as a secondary objective. Invests          manager; AEFC, investment
           Income Fund          primarily in high-yielding, high-risk corporate   advisor.
                                bonds (junk bonds) issued by U.S. and foreign
                                companies and governments.

---------- -------------------- ------------------------------------------------- ---------------------------
FI1        AXP(R)  Variable     Objective: a high level of current income and     IDS Life, investment
FI2        Portfolio -          safety of principal consistent with an            manager; AEFC, investment
           Federal Income Fund  investment in U.S. government and government      advisor.
                                agency securities. Invests primarily in debt
                                obligations issued or guaranteed as to
                                principal and interest by the U.S. government,
                                its agencies or instrumentalities.
---------- -------------------- ------------------------------------------------- ---------------------------

GB1        AXP(R)  Variable     Objective: high total return through income and   IDS Life, investment
GB2        Portfolio - Global   growth of capital. Non-diversified fund that      manager; AEFC, investment
           Bond Fund            invests primarily in debt obligations of U.S.     advisor.
                                and foreign issuers.
---------- -------------------- ------------------------------------------------- ---------------------------


---------- -------------------- ------------------------------------------------- ---------------------------
GR1        AXP(R)  Variable     Objective: long-term capital growth. Invests      IDS Life, investment
GR2        Portfolio - Growth   primarily in common stocks and securities         manager; AEFC, investment
           Fund                 convertible into common stocks that appear to     advisor.
                                offer growth opportunities.
---------- -------------------- ------------------------------------------------- ---------------------------
IE1        AXP(R)  Variable     Objective: capital appreciation. Invests          IDS Life, investment
IE2        Portfolio -          primarily in common stocks or convertible         manager; AEFC, investment
           International Fund   securities of foreign issuers that offer growth   advisor. American Express
                                potential.                                        Asset Management
                                                                                  International, Inc., a
                                                                                  wholly-owned subsidiary
                                                                                  of AEFC, is the
                                                                                  sub-investment advisor.
---------- -------------------- ------------------------------------------------- ---------------------------
MF1        AXP(R)  Variable     Objective: maximum total investment return        IDS Life, investment
MF2        Portfolio -          through a combination of capital growth and       manager; AEFC, investment
           Managed Fund         current income. Invests primarily in a            advisor.
                                combination of common and preferred stocks,
                                convertible securities, bonds and other debt
                                securities.
---------- -------------------- ------------------------------------------------- ---------------------------
ND1        AXP(R)  Variable     Objective: long-term growth of capital. Invests   IDS Life, investment
ND2        Portfolio - New      primarily in common stocks of U.S. and foreign    manager; AEFC, investment
           Dimensions Fund(R)   companies showing potential for significant       advisor.
                                growth.
---------- -------------------- ------------------------------------------------- ---------------------------
IV1        AXP(R)  Variable     Objective: long-term capital appreciation.        IDS Life, investment
IV2        Portfolio - S&P      Invests primarily in securities that are          manager; AEFC, investment
           500 Index Fund       expected to provide investment results that       advisor.
                                correspond to the performance of the S&P 500
                                Index.
---------- -------------------- ------------------------------------------------- ---------------------------

SC1        AXP(R)  Variable     Objective: long-term capital growth. Invests      IDS Life, investment
SC2        Portfolio - Small    primarily in equity stocks of small companies     manager; AEFC, investment
           Cap                  Advantage Fund that are often included in the     advisor; Kenwood Capital
                                S&P SmallCap 600 advisor. Index or the Russell    Management LLC,
                                2000 Index.                                       sub-investment advisor.
---------- -------------------- ------------------------------------------------- ---------------------------
SA1        AXP(R)  Variable     Objective: capital appreciation. Invests          IDS Life, investment
SA2        Portfolio -          primarily in common stocks of small- and          manager; AEFC, investment
           Strategy             medium-size companies.
           Aggressive Fund

---------- -------------------- ------------------------------------------------- ---------------------------
1CA        AIM V.I. Capital     Objective: growth of capital. Invests             A I M Advisors, Inc.
2CA        Appreciation Fund    principally in common stocks of companies
                                likely to benefit from new or innovative
                                products, services or processes as well as
                                those with above-average growth and excellent
                                prospects for future growth.
---------- -------------------- ------------------------------------------------- ---------------------------
1CD        AIM V.I. Capital     Objective: long term growth of capital. Invests   A I M Advisors, Inc.
2CD        Development Fund     primarily in securities (including common
                                stocks, convertible securities and bonds) of
                                small- and medium-sized companies.
---------- -------------------- ------------------------------------------------- ---------------------------
1IF        American             Objective: long term capital growth. Invests      American Century
2IF        Century(R)  VP       primarily in stocks of growing foreign            Investment Management,
           International        companies.                                        Inc.
---------- -------------------- ------------------------------------------------- ---------------------------
1VA        American             Objective: long-term capital growth, with         American Century
2VA        Century(R)  VP       income as a secondary objective. Invests          Investment Management,
           Value                primarily in stocks of companies that             Inc.
                                management believes to be undervalued at the
                                time of purchase.
---------- -------------------- ------------------------------------------------- ---------------------------


---------- -------------------- ------------------------------------------------- ---------------------------
1SR        Calvert Variable     Objective: income and capital growth. Invests     Calvert Asset Management
2SR        Series, Inc.         primarily in stocks, bonds and money market       Company, Inc. (CAMCO),
           Social Balanced      instruments which offer income and capital        investment advisor. NCM
           Portfolio            growth opportunity and which satisfy the          Capital Management Group,
                                investment and social criteria.                   Inc. is the investment
                                                                                  subadvisor.
---------- -------------------- ------------------------------------------------- ---------------------------

1EG        Credit Suisse        Objective: maximum capital appreciation.          Credit Suisse Asset
2EG        Trust - Emerging     Invests in U.S. equity securities of              Management, LLC
           Growth               Portfolio emerging-growth companies with growth
                                characteristics such as positive earnings and
                                potential for accelerated growth.


---------- -------------------- ------------------------------------------------- ---------------------------
1GI        Fidelity VIP         Objective: high total return through a            Fidelity Management &
2GI        Growth & Income      combination of current income and capital         Research Company (FMR),
           Portfolio (Service   appreciation. Invests primarily in common         investment manager; FMR
           Class)               stocks with a focus on those that pay current     U.K. and FMR Far East,
                                dividends and show potential for capital          sub-investment advisors.
                                appreciation.
---------- -------------------- ------------------------------------------------- ---------------------------
1MP        Fidelity VIP Mid     Objective: long-term growth of capital. Invests   FMR, investment manager;
2MP        Cap Portfolio        primarily in medium market capitalization         FMR U.K. and FMR Far
           (Service Class)      common stocks.                                    East, sub-investment
                                                                                  advisors.
---------- -------------------- ------------------------------------------------- ---------------------------
1OS        Fidelity VIP         Objective: long-term growth of capital. Invests   FMR, investment manager;
2OS        Overseas Portfolio   primarily in common stocks of foreign             FMR U.K., FMR Far East,
           (Service Class)      securities.                                       Fidelity International
                                                                                  Investment Advisors
                                                                                  (FIIA) and FIIA U.K.,
                                                                                  sub-investment advisors.
---------- -------------------- ------------------------------------------------- ---------------------------
1RE        FTVIP Franklin       Objective: capital appreciation with a            Franklin Advisers, Inc.
2RE        Real Estate Fund -   secondary goal to earn current income. Invests
           Class 2              primarily in equity securities of companies
                                operating in the real estate industry,
                                primarily equity real estate investment trusts
                                (REITS).
---------- -------------------- ------------------------------------------------- ---------------------------

1SI        FTVIP Franklin       Objective: long-term total return. Invests        Franklin Advisory
2SI        Small Cap Value      at least 80% of its total assets in               Services, LLC
           Securities Fund -    investments of small capitalization companies
           Class 2              that have a market cap of $1.5 billion, at the
           (previously named    time of purchase.
           FTVIPT Franklin
           Value Securities
           Fund - Class 2)
---------- -------------------- ------------------------------------------------- ---------------------------
1IS        FTVIP Templeton      Objective: long-term capital appreciation.        Templeton Investment
2IS        Foreign Securities   Invests primarily in equity securities of         Counsel, LLC
           Fund - Class 2       smaller companies located outside the U.S.,
           (previously named    including those in emerging markets.
           FTVIPT Templeton
           International
           Smaller Companies
           Fund - Class 2)
---------- -------------------- ------------------------------------------------- ---------------------------


---------- -------------------- ------------------------------------------------- ---------------------------

1SE        Goldman Sachs VIT    Objective: seeks long-term growth of capital.     Goldman Sachs Asset
2SE        CORE(SM) Small Cap   Invests, under normal circumstances, at least     Management
           Equity Fund          80% of its net assets plus any borrowing for
                                investment purposes (measured at the time of
                                purchase) in a broadly diversified portfolio of
                                equity investments of U.S. issuers which are
                                included in the Russell 2000 Index at the time
                                of investment.
---------- -------------------- ------------------------------------------------- ---------------------------
1UE        Goldman Sachs VIT    Objective: seeks long-term growth of capital      Goldman Sachs Asset
2UE        CORE(SM) U.S.        and dividend income. Invests, under normal        Management
           Equity Fund          circumstances, at least 90% of its total assets
                                (not including securities lending collateral
                                and any investment of that collateral) measured
                                at time of purchase in a broadly diversified
                                portfolio of large-cap and blue chip equity
                                investments representing all major sectors of
                                the U.S. economy.
---------- -------------------- ------------------------------------------------- ---------------------------
1MC        Goldman Sachs VIT    Objective: seeks long-term capital                Goldman Sachs Asset
2MC        Mid Cap Value Fund   appreciation. Invests, under normal               Management
                                circumstances, at least 80% of its net assets
                                plus any borrowing for investment purposes
                                (measured at time of purchase) in a diversified
                                portfolio of equity investments in
                                mid-capitalization issuers within the range of
                                the market capitalization of companies
                                constituting the Russell Midcap Value Index at
                                the time of investment.

---------- -------------------- ------------------------------------------------- ---------------------------
1AG        Janus Aspen Series   Objective: long-term growth of capital.           Janus Capital
2AG        Aggressive Growth    Non-diversified mutual fund that primarily
           Portfolio: Service   invests in common stocks selected for their
           Shares               growth potential and normally invests at least
                                50% of its equity assets in medium-sized
                                companies.
---------- -------------------- ------------------------------------------------- ---------------------------

1GT        Janus Aspen Series   Objective: long-term growth of capital.           Janus Capital
2GT        Global Technology    Non-diversified mutual fund that invests, under
           Portfolio: Service   normal  circumstances, at least 80% of its net
           Shares               assets in securities of companies that the
                                portfolio manager believes will benefit
                                significantly from advances or improvements in
                                technology. It implements this policy by
                                investing primarily in equity securities of U.S.
                                and foreign companies selected for their growth
                                potential.
---------- -------------------- ------------------------------------------------- ---------------------------
1IG        Janus Aspen Series   Objective: long-term growth of capital.           Janus Capital
2IG        International        Invests, under normal circumstances, at least
           Growth Portfolio:    80% of its net assets in securities of issuers
           Service Shares       from at least five different countries,
                                excluding the United States. Although the
                                Portfolio intends to invest substantially all
                                of its assets in issuers located outside the
                                United States, it may at times invest in U.S.
                                issuers and it may at times invest all of its
                                assets in fewer than five countries or even a
                                single country.
---------- -------------------- ------------------------------------------------- ---------------------------


---------- -------------------- ------------------------------------------------- ---------------------------
1IP        Lazard Retirement    Objective: long-term capital appreciation.        Lazard Asset Management
2IP        International        Invests primarily in equity securities,
           Equity               Portfolio principally common stocks, of
                                relatively large non-U.S. companies with market
                                capitalizations in the range of the Morgan
                                Stanley Capital International (MSCI) Europe,
                                Australia and Far East (EAFE(R)) Index that the
                                Investment Manager believes are undervalued
                                based on their earnings, cash flow or asset
                                values.
---------- -------------------- ------------------------------------------------- ---------------------------
1MG        MFS(R)  Investors    Objective: long-term growth of capital and        MFS Investment
2MG        Growth Stock         future income. Invests at least 80% of its        Management(R)
           Series - Service     total assets in common stocks and related
           Class                securities of companies which MFS believes
                                offer better than average prospects for
                                long-term growth.
---------- -------------------- ------------------------------------------------- ---------------------------
1MD        MFS(R)  New          Objective: capital appreciation. Invests          MFS Investment
2MD        Discovery Series -   primarily in equity securities of emerging        Management(R)
           Service Class        growth companies.
---------- -------------------- ------------------------------------------------- ---------------------------
1IN        Putnam VT            Objective: long-term capital appreciation by      Putnam Investment
2IN        International New    investing in common stock of companies outside    Management, LLC
           Opportunities Fund   the U.S. that Putnam Investment Management, LLC
           - Class IB Shares    (Putnam Management) believes are fast growing
                                and whose earnings are likely to increase over
                                time.
---------- -------------------- ------------------------------------------------- ---------------------------
1VS        Putnam VT Vista      Objective: capital appreciation. Invests mainly   Putnam Investment
2VS        Fund - Class IB      in common stocks of mid-sized U.S. companies      Management, LLC
           Shares               with a focus on growth stocks.
---------- -------------------- ------------------------------------------------- ---------------------------

1MI        Royce Micro-Cap      Objective: long-term growth of capital. Invests   Royce & Associates, Inc.
2MI        Portfolio            primarily in a broadly diversified portfolio of
                                equity securities issued by micro-cap companies
                                (companies with stock market capitalizations
                                below $400 million).

---------- -------------------- ------------------------------------------------- ---------------------------
1SV        Third Avenue Value   Objective: long-term capital appreciation.        EQSF Advisers, Inc.
2SV        Portfolio            Invests primarily in common stocks of well
                                financed, well managed companies at a
                                substantial discount to what the Adviser
                                believes is their true value.
---------- -------------------- ------------------------------------------------- ---------------------------

1IT        Wanger               Objective: long-term growth of capital. Invests   Liberty Wanger Asset
2IT        International        primarily in stocks of small- and medium-size     Management, L.P.
           Small Cap            non-U.S. companies with capitalizations of less
                                than $2 billion.

---------- -------------------- ------------------------------------------------- ---------------------------
1SP        Wanger U.S. Small    Objective: long-term growth of capital. Invests   Liberty Wanger Asset
2SP        Cap                  primarily in stocks of small- and medium-size     Management, L.P.
                                U.S. companies with capitalizations of less
                                than $2 billion.
---------- -------------------- ------------------------------------------------- ---------------------------
7AA        Wells Fargo VT       Objective: long-term total return, consistent     Wells Fargo Funds
8AA        Asset Allocation     with reasonable risk. Invests primarily in the    Management, LLC, advisor;
           Fund                 securities of various indexes to replicate the    Barclays Global Fund
                                total return of the index. We use an asset        Advisors, sub-advisor.
                                allocation model to allocate and reallocate
                                assets among common stocks (S&P 500 Index),
                                U.S. Treasury bonds (Lehman Brothers 20+ Bond
                                Index) and money market instruments, operating
                                from a target allocation of 60% stocks and 40%
                                bonds.
---------- -------------------- ------------------------------------------------- ---------------------------


---------- -------------------- ------------------------------------------------- ---------------------------
1WI        Wells Fargo VT       Objective: total return with an emphasis on       Wells Fargo Funds
2WI        International        capital appreciation over the long-term.          Management, LLC, advisor;
           Equity Fund          Invests primarily in equity securities of         Wells Capital Management
                                non-U.S. companies.                               Incorporated, sub-advisor.
---------- -------------------- ------------------------------------------------- ---------------------------
1SG        Wells Fargo VT       Objective: long-term capital appreciation.        Wells Fargo Funds
2SG        Small Cap Growth     Invests primarily in common stocks issued by      Management, LLC, advisor;
           Fund                 companies whose market capitalization falls       Wells Capital Management
                                within the range of the Russell 2000 Index,       Incorporated, sub-advisor.
                                which is considered a small capitalization
                                index.
---------- -------------------- ------------------------------------------------- ---------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract


New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

Minimum allowable purchase payments(1)

   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month


   If paying by any other method:

      $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


Maximum allowable annual purchase payments(2)
   For the first year:
        $1,000,000 up to age 85
        $100,000 for ages 86 to 90

   For each subsequent year:
        $100,000 up to age 85
        $50,000 for ages 86 to 90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.


HOW TO MAKE PURCHASE PAYMENTS
1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:
o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

(1) You may select either the MAV Death Benefit or EEB rider. Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue. EEB is only available on non-qualified contracts.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule is not available in Oregon.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   Seven-year schedule                                     Ten-year schedule*
Years from purchase                  Surrender charge         Years from purchase        Surrender charge
  payment receipt                       percentage              payment receipt             percentage
      1                                    7%                         1                         8%
      2                                    7                          2                         8
      3                                    7                          3                         8
      4                                    6                          4                         7
      5                                    5                          5                         7
      6                                    4                          6                         6
      7                                    2                          7                         5
      Thereafter                           0                          8                         4
                                                                      9                         3
                                                                     10                         2
                                                             Thereafter                         0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

            Amount requested        or     $1,000 = $1,075.27
            ----------------               ------
         1.00 - surrender charge             .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV Death Benefit or EEB charge.


*  The ten-year  surrender  charge  schedule is not  available in Oregon.  For
   contracts  issued  in  Massachusetts,   Oregon  and  Washington,  we  waive
   surrender charges after the tenth contract anniversary.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:


o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o  We received these payments:

   --  $10,000 July 1, 2002;
   --  $ 8,000 Dec.31, 2007;

   --  $ 6,000 Feb. 20, 2010; and


o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o  The prior anniversary July 1, 2010 contract value was $28,000.


Surrender charge  Explanation
     $  0         $2,500 is contract earnings surrendered without charge; and
        0         $300 is 10% of the prior anniversary's contract value
                  that is in excess of contract earnings surrendered without charge (from above).
                  10% of $28,000 = $2,800 - $2,500 = $300

        0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
      480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and
      420 $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
      ---
     $900


Waiver of surrender charges
We do not assess surrender charges for:

o  surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o  contracts settled using an annuity payout plan;
o  amounts we refund to you during the free look period*;
o  death benefits*; and
o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment


We value your fixed account and subaccounts as follows:


FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus any purchase payment credits allocated to the fixed account;
o  plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
o  minus any prorated portion of the contract administrative charge;

o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable).


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial surrenders;
o  prorated portion of the administrative charge;

o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected); and/or
o  prorated portions of the Enhanced Earnings Death


Benefit Rider fee (if selected). Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  mutual fund operating expenses; and/or
o  mortality and expense risk fees.

Purchase payment credits
We add a credit* to your contract in the amount of:

o  1% of each purchase payment received:

   -- if you elect the ten-year surrender charge schedule for your contract; or -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                 Number
                                                  Amount      Accumulation      of units
                                      Month      invested      unit value       purchased
By investing an equal number           Jan         $100            $20              5.00
of dollars each month                  Feb          100             18              5.56
                                       Mar          100             17              5.88
you automatically buy                  Apr          100             15              6.67
more units when the                    May          100             16              6.25
per unit market price is low...        Jun          100             18              5.56
                                       Jul          100             17              5.88
and fewer units                        Aug          100             19              5.26
when the per unit                     Sept          100             21              4.76
market price is high                   Oct          100             20              5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor .


TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


This contract is not designed for use by individuals, professional market timing organizations, or other entities that do market timing, programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners whom allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this contract. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who made allocations to the fund regardless of their transfer activity. In order to prevent disruptive activity, we monitor the frequency or transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:            $250 or entire account balance

Maximum amount
Transfers or surrenders:            Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.
o If we must suspend your automatic transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


Minimum amount
Transfers or surrenders:            $50

Maximum amount
Transfers or surrenders:            None (except for automated transfers from
                                    the fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:            $250 or entire account balance

Maximum amount
Transfers:                          Contract value or entire account balance
Surrenders:                         $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1 By regular or express mail:


o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 By wire:


o  request that payment be wired to your bank;
o  bank account must be in the same ownership as your contract; and
o  pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you separated from the service of the employer who purchased the contract;
      or
   -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB.The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Death Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;

o  purchase payments minus adjusted partial surrenders; or
o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.


If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or

o  purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                    --------
                                       CV

         PS = the partial surrender including any applicable surrender charge. DB = the death benefit on the date of (but prior to) the partial surrender.

         CV = the contract value on the date of (but not prior o) the partial surrrender.

Example of standard death benefit calculation when you and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

   We calculate the death benefit on March 1, 2008 as follows:

      The contract value on the most recent sixth
      contract anniversary:                                           $30,000.00
      plus purchase payments made since that anniversary:                  +0.00
      minus adjusted partial surrenders taken since that anniversary calculated as:

         $1,500 x $30,000
         -----------------
                $28,000                                                -1,607.14
                                                                        --------
   for a death benefit of:                                            $28,392.86

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Qualified annuities: The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
   70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and
   o  payouts begin no later than one year following the year of your death; and
   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract.

We will determine the rider effective date for the MAV Death Benefit, added after we issue the contract, according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example:

o You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.
o On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.
o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

      Greatest of your contract anniversary contract values:             $24,000
      plus purchase payments made since that anniversary:                     +0
      minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000 =                                               -1,636
         ----------------                                                 ------
            $22,000

      for a death benefit of:                                            $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2 , or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

ENHANCED EARNINGS DEATH BENEFIT (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. This rider is only available under a nonqualified annuity contract.

We will determine the rider effective date for the EEB, added after we issue the contract, according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB rider, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.
o For an example of how we calculate the death benefit under the EEB, see below.

Example of the Enhanced Earnings Death Benefit:

o You purchased a RAVA contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider Jan. 1, 2003 when your contract value is $100,000 and you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV Death Benefit and the EEB.
o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

      MAV death benefit (contract value):                               $110,000
      plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):

           0.40 x ($110,000 - $100,000) =                                 +4,000
                                                                          ------
      Total death benefit of:                                           $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

      MAV death benefit (MAV):                                          $110,000
      plus the EEB benefit (40% of earnings at death):

           0.40 x ($110,000 - $100,000) =                                 +4,000
                                                                          ------
      Total death benefit of:                                           $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value.

   Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

      MAV death benefit (MAV adjusted for partial surrenders):

           $110,000 - ($50,000 x $110,000) =                             $57,619
                      --------------------
                            $105,000
      plus the EEB benefit (40% of earnings at death):

           0.40 x ($57,619 - $55,000) =                                   +1,048
                                                                          ------
      Total death benefit of:                                            $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.
o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

      MAV death benefit (contract value):                               $200,000
      plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)

           0.40 x 2.50 x ($55,000) =                                     +55,000
                                                                          ------
      Total death benefit of:                                           $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:

      MAV death benefit (contract value):                               $250,000
      plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)

           0.40 x 2.50 x ($55,000) =                                     +55,000
                                                                         -------
      Total death benefit of:                                           $305,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

      MAV death benefit (contract value):                               $250,000
      plus the EEB benefit which equals 40% of earnings at death (the standard death benefit minus payments not previously surrendered):

           0.40 x ($250,000 - $105,000) =                                +58,000
                                                                         -------
      Total death benefit of:                                           $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special Considerations if you select one of the death benefit riders (MAV or EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than ____ supervisory offices, more than ______ branch offices and more than _______ advisors.


IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. IDS Life and its affiliates, like other life and health insurers, from time to time are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies and improper use of annuities to fund tax deferred contributory retirement plans.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May, 2001 the United States District Court for the State of Minnesota and The District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin entered orders approving the settlement as tentatively reached in January, 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001. Numerous individuals opted out of the settlement. Although a significant number of these individuals are represented by counsel, to date very few have filed lawsuits against IDS Life.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits taken in aggregate should not have a material adverse effect on the Company's consolidated financial position or results of operations.

Table of Contents of the Statement of Additional Information


Performance Information....................................
Calculating Annuity Payouts................................
Rating Agencies............................................
Principal Underwriter......................................
Independent Auditors.......................................
Financial Statements

                                                                American Express
                                                              Retirement Advisor
                                                    Variable Annuity(R) - Band 3

Issued by:

IDS Life Insurance Company

Prospectus


May 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),
o current or retired American Express financial advisors and their spouses (advisors), and
o  individuals investing an initial payment of $1 million (other individuals).


New American Express Retirement Advisor Variable Annuity(R) - Band 3 contracts are not currently being offered.


IDS Life Variable Account 10

Issued by:  IDS Life Insurance Company (IDS Life)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919

            americanexpress.com


This prospectus contains information that you should know before investing. Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  American Century(R) Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Credit Suisse Trust
o  Fidelity(R) Variable Insurance Products Funds - Service Class
o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIP) - Class 2
o  Goldman Sachs Variable Insurance Trust (VIT)
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R)  Variable Insurance Trust(SM)
o  Putnam Variable Trust - IB Shares
o  Royce Capital Fund
o  Third Avenue Variable Series Trust
o  Wanger Advisors Trust
o  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


Table of Contents


Key Terms..................................................
The Contract in Brief......................................
Expense Summary............................................
Condensed Financial Information (Unaudited)................
Financial Statements.......................................
Performance Information....................................
The Variable Account and the Funds.........................
The Fixed Account..........................................
Buying Your Contract.......................................
Charges....................................................
Valuing Your Investment....................................
Making the Most of Your Contract...........................
Surrenders.................................................
TSA -- Special Surrender Provisions........................
Changing Ownership.........................................
Benefits in Case of Death -- Standard Death Benefit........
Optional Benefits .........................................
The Annuity Payout Period..................................
Taxes .....................................................
Voting Rights..............................................
Substitution of Investments................................
About the Service Providers................................
Table of Contents of the
   Statement of Additional Information.....................

Key Terms
These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself: o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o  Roth IRAs under Section 408A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. __)

Minimum allowable purchase payments
        If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

        If paying by any other method:
            $50

Maximum allowable annual purchase payments
For employees/advisors:
   For the first year:
        $2,000,000 up to age 85
        $100,000 for ages 86 to 90
   For each subsequent year:
        $100,000 up to age 85
        $50,000 for ages 86 to 90

For other individuals:
   For the first year:
        $2,000,000 up to age 85
        $1,000,000 for ages 86 to 90
   For each subsequent year:
        $100,000

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional Benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p.__)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

o  the operating expenses of the funds in which the subaccounts invest;

o if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.15% of the contract value; and
o if you select the Enhanced Earnings death benefit (EEB), an annual fee of 0.30% of the contract value.


Expense Summary
The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge:                                                          0%

Annual contract administrative charge:                                     $30*


* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.


Maximum Anniversary Value Death Benefit Rider (MAV) fee:                   0.15%
(as a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


Enhanced Earnings Death Benefit Rider (EEB) fee:                           0.30%
(As a percentage of the contract value charged annually at the contact anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:                      0.55%

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses    Total
 AXP(R) Variable Portfolio -

      Blue Chip Advantage Fund                                             %              %              . %       %(1)
      Bond Fund                                                                                                     (2)
      Capital Resource Fund                                                                                         (2)
      Cash Management Fund                                                                                          (2)
      Diversified Equity Income Fund                                                                                (1)
      Emerging Markets Fund                                                                                         (1)
      Equity Select Fund                                                                                            (3)
      Extra Income Fund                                                                                             (2)
      Federal Income Fund                                                                                           (1)
      Global Bond Fund                                                                                              (2)
      Growth Fund                                                                                                   (1)
      International Fund                                                                                            (2)
      Managed Fund                                                                                                  (2)
      New Dimensions Fund(R)                                                                                        (2)
      S&P 500 Index Fund                                                                                            (1)
      Small Cap Advantage Fund                                                                                      (1)
      Strategy Aggressive Fund                                                                                      (2)
 AIM V.I.
      Capital Appreciation Fund                                                                                     (4)
      Capital Development Fund                                                                                      (4),(5)
 American Century VP
      International                                                                                                 (6)
      Value                                                                                                         (6)
 Calvert Variable Series, Inc.
      Social Balanced Portfolio                                                                                     (7)
 Credit Suisse Warburg Pincus Trust
      Emerging Growth Portfolio                                                                                     (8)
 Fidelity VIP
      III Growth & Income Portfolio (Service Class)                                                                  9)
      III Mid Cap Portfolio (Service Class)                                                                         (9)
      Overseas Portfolio (Service Class)                                                                            (9)
 Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                                                          (10),(11)
      Franklin Value Securities Fund - Class 2                                                                     (11),(12)
      Templeton International Smaller Companies Fund - Class 2                                                     (11)
 Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                                                               (13)
      CORE(SM) U.S. Equity Fund                                                                                    (13)
      Mid Cap Value Fund                                                                                           (13)
 Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                                                                  (14)
      Global Technology Portfolio: Service Shares                                                                  (14)
      International Growth Portfolio: Service Shares                                                               (14)
 Lazard Retirement Series
      International Equity Portfolio                                                                               (15)
 MFS(R)


      Investors Growth Stock Series - Service Class (previously MFS(R)Growth Series)                               (16,(17),(18)
      New Discovery Series - Service Class                                                                         (16,(17),(18)
 Putnam Variable Trust
      Putnam VT International New Opportunities Fund - Class IB Shares                                             (19)
      Putnam VT Vista Fund - Class IB Shares                                                                       (19)
 Royce Capital Fund
      Micro-Cap Portfolio                                                                                          (20)
 Third Avenue
      Value Portfolio                                                                                              (21)
 Wanger
      International Small Cap                                                                                       (4),(22)
      U.S. Small Cap                                                                                                (4),(22)
 Wells Fargo VT
      Asset Allocation Fund                                                                                        (23)
      International Equity Fund                                                                                    (23)
      Small Cap Growth Fund                                                                                        (23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.
(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(5)  Expenses have been restated to reflect current fees.
(6)  Annualized operating expenses of funds at Dec. 31, 2000.
(7) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(8) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).
(9) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(10) The Fund administration fee is paid indirectly through the management fee.
(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(12) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a service mark of Goldman, Sachs & Co.
(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(15) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.
(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.
(21) The fund's expenses figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.
(22) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(23) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

Example:*
In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. This example assumes that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)   the base contract with no optional riders,
2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider,
3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, and
4) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earnings Death Benefit Riders.

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                         1 year        3 years        5 years      10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Bond Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Capital Resource Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Cash Management Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Diversified Equity Income Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Emerging Markets Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - Equity Select Fund
     base contract with no optional riders
     optional MAV
     optional EEB


     optional MAV and EEB
AXP(R) Variable Portfolio - Extra Income Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - Federal Income Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - Global Bond Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - Growth Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AXP(R) Variable Portfolio - International Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - Managed Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - New Dimensions Fund(R) base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - S&P 500 Index Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AXP(R) Variable Portfolio - Small Cap Advantage Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB

AXP(R) Variable Portfolio - Strategy Aggressive Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
AIM V.I. Capital Appreciation Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
AIM V.I. Capital Development Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
American Century VP International Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
American Century VP Value Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Calvert Variable Series, Inc. Social Balanced Portfolio base contract with no optional riders optional MAV optional EEB optional MAV and EEB
Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio base contract with no optional riders optional MAV optional EEB optional MAV and EEB
Fidelity VIP III Growth & Income Portfolio (Service Class) base contract with no optional riders optional MAV optional EEB optional MAV and EEB
Fidelity VIP III Mid Cap Portfolio (Service Class) base contract with no optional riders optional MAV optional EEB optional MAV and EEB
Fidelity VIP Overseas Portfolio (Service Class)


     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Franklin Templeton VIP Trust Franklin Real Estate Fund - Class 2
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Franklin Templeton VIP Trust Franklin Value Securities Fund - Class 2
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Franklin Templeton VIP Trust Templeton International Smaller Companies Fund - Class 2
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Goldman Sachs VIT Mid Cap Value Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Janus Aspen Series Global Technology Portfolio: Service Shares
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Janus Aspen Series International Growth Portfolio: Service Shares
     base contract with no optional riders

     optional MAV
     optional EEB
     optional MAV and EEB
Lazard Retirement Series International Equity Portfolio
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series)
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
MFS(R) New Discovery Series
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Putnam VT International New Opportunities Fund - Class IB Shares
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Putnam VT Vista Fund - Class IB Shares
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Royce Capital Fund Micro-Cap Portfolio
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Third Avenue Value Portfolio
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Wanger International Small Cap
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Wanger U.S. Small Cap
     base contract with no optional riders
     optional MAV

     optional EEB
     optional MAV and EEB
Wells Fargo VT Asset Allocation Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB
Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional MAV and EEB
Wells Fargo VT Small Cap Growth Fund
     base contract with no optional riders
     optional MAV
     optional EEB
     optional MAV and EEB

* In this example, the $30 contract administrative charge is approximated as a __.___% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.


You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information
(Unaudited)


To be filed by Amendment.


Financial Statements


To be filed by Amendment.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

o  contract administrative charge,

o  mortality and expense risk fee,
o  Maximum Anniversary Value Death Benefit Rider fee, and
o  Enhanced Earnings Death Benefit Rider fee.

We may also show optional total return quotations that reflect deduction of the MAV or EEB fee. We also show optional total return quotations that do not reflect fees for any of the optional features.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Subaccount     Investing In          Investment Objectives and Policies          Investment Advisor or Manager
-------------- --------------------- ------------------------------------------- ---------------------------------

BC3            AXP(R) Variable       Objective: long-term total return           IDS Life, investment manager;
               Portfolio - Blue      exceeding that of the U.S. stock market.    American Express Financial
               Chip Advantage Fund   Invests primarily in blue chip stocks.      Corporation (AEFC), investment
                                     Blue chip stocks are issued by companies    advisor.
                                     with a market capitalization of at
                                     least $1 billion, an established
                                     management, a history of consistent
                                     earnings and a leading position within
                                     their respective industries.

-------------- --------------------- ------------------------------------------- ---------------------------------
BD3            AXP(R) Variable       Objective: high level of current income     IDS Life, investment manager;
               Portfolio - Bond      while conserving the value of the           AEFC, investment advisor.
               Fund                  investment and continuing a high level of
                                     income for the longest time period.
                                     Invests primarily in bonds and other debt
                                     obligations.
-------------- --------------------- ------------------------------------------- ---------------------------------
CR3            AXP(R) Variable       Objective: capital appreciation. Invests    IDS Life, investment manager;
               Portfolio - Capital   primarily in U.S. common stocks and other   AEFC, investment advisor.
               Resource Fund         securities convertible into common stocks.
-------------- --------------------- ------------------------------------------- ---------------------------------
CM3            AXP(R) Variable       Objective: maximum current income           IDS Life, investment manager;
               Portfolio - Cash      consistent with liquidity and stability     AEFC, investment advisor.
               Management Fund       of principal. Invests in money market
                                     securities.
-------------- --------------------- ------------------------------------------- ---------------------------------
DE3            AXP(R) Variable       Objective: a high level of current income   IDS Life, investment manager;
               Portfolio -           and, as a secondary goal, steady growth     AEFC, investment advisor.
               Diversified Equity    of capital. Invests primarily in
               Income Fund           dividend-paying common and preferred
                                     stocks.
-------------- --------------------- ------------------------------------------- ---------------------------------


-------------- --------------------- ------------------------------------------- ---------------------------------
EM3            AXP(R) Variable       Objective: long-term capital growth.        IDS Life, investment manager;
               Portfolio -           Invests primarily in equity securities of   AEFC, investment advisor;
               Emerging Markets      companies in emerging market countries.     American Express Asset
               Fund                                                              Management International, Inc.,
                                                                                 a wholly-owned subsidiary of
                                                                                 AEFC, is the sub-investment
                                                                                 advisor.
-------------- --------------------- ------------------------------------------- ---------------------------------
ES7            AXP(R) Variable       Objective: growth of capital. Invests       IDS Life, investment manager;
ES8            Portfolio - Equity    primarily in growth of medium-sized         AEFC, investment advisor.
               Select Fund           companies.
-------------- --------------------- ------------------------------------------- ---------------------------------

EI3            AXP(R) Variable       Objective: high current income, with        IDS Life, investment manager;
               Portfolio - Extra     capital growth as a secondary objective.    AEFC, investment advisor.
               Income Fund           Invests primarily in high-yielding,
                                     high-risk corporate bonds (junk bonds)
                                     issued by U.S. and foreign companies and
                                     governments.

-------------- --------------------- ------------------------------------------- ---------------------------------
FI3            AXP(R) Variable       Objective: a high level of current income   IDS Life, investment manager;
               Portfolio - Federal   and safety of principal consistent with     AEFC, investment advisor.
               Income Fund           an investment in U.S. government and
                                     government agency securities. Invests
                                     primarily in debt obligations issued or
                                     guaranteed as to principal and interest
                                     by the U.S. government, its agencies or
                                     instrumentalities.
-------------- --------------------- ------------------------------------------- ---------------------------------
GB3            AXP(R) Variable       Objective: high total return through        IDS Life, investment manager;
               Portfolio - Global    income and growth of capital.               AEFC, investment advisor.
               Bond Fund             Non-diversified fund that invests
                                     primarily in debt obligations of U.S. and
                                     foreign issuers.
-------------- --------------------- ------------------------------------------- ---------------------------------
GR3            AXP(R) Variable       Objective: long-term capital growth.        IDS Life, investment manager;
               Portfolio - Growth    Invests primarily in common stocks and      AEFC, investment advisor.
               Fund                  securities convertible into common stocks
                                     that appear to offer growth opportunities.
-------------- --------------------- ------------------------------------------- ---------------------------------
IE3            AXP(R) Variable       Objective: capital appreciation. Invests    IDS Life, investment manager;
               Portfolio -           primarily in common stocks or convertible   AEFC, investment advisor.
               International Fund    securities of foreign issuers that offer    American Express Asset
                                     growth potential.                           Management International, Inc.,
                                                                                 a wholly-owned subsidiary of
                                                                                 AEFC, is the sub-investment
                                                                                 advisor.
-------------- --------------------- ------------------------------------------- ---------------------------------
MF3            AXP(R) Variable       Objective: maximum total investment         IDS Life, investment manager;
               Portfolio - Managed   return through a combination of capital     AEFC, investment advisor.
               Fund                  growth and current income. Invests
                                     primarily in a combination of common and
                                     preferred stocks, convertible securities,
                                     bonds and other debt securities.
-------------- --------------------- ------------------------------------------- ---------------------------------
ND3            AXP(R) Variable       Objective: long-term growth of capital.     IDS Life, investment manager;
               Portfolio - New       Invests primarily in common stocks of       AEFC, investment advisor.
               Dimensions Fund(R)    U.S. and foreign companies showing
                                     potential for significant growth.
-------------- --------------------- ------------------------------------------- ---------------------------------

-------------- --------------------- ------------------------------------------- ---------------------------------
IV3            AXP(R) Variable       Objective: long-term capital                IDS Life, investment manager;
               Portfolio - S&P 500   appreciation. Invests primarily in          AEFC, investment advisor.
               Index Fund            securities that are expected to provide
                                     investment results that correspond to the
                                     performance of the S&P 500 Index.
-------------- --------------------- ------------------------------------------- ---------------------------------
SC3            AXP(R) Variable       Objective: long-term capital growth.        IDS Life, investment manager;
               Portfolio - Small     Invests primarily in equity stocks of       AEFC, investment advisor;
               Cap Advantage Fund    small companies that are often included     Kenwood Capital Management LLC,
                                     in the S&P SmallCap 600 Index or the        sub-investment advisor.
                                     Russell 2000 Index.
-------------- --------------------- ------------------------------------------- ---------------------------------
SA3            AXP(R) Variable       Objective: capital appreciation. Invests    IDS Life, investment manager;
               Portfolio -           primarily in common stocks of small- and    AEFC, investment advisor.
               Strategy Aggressive   medium-size companies.
               Fund
-------------- --------------------- ------------------------------------------- ---------------------------------
3CA            AIM V.I. Capital      Objective: growth of capital. Invests       A I M Advisors, Inc.
               Appreciation Fund     principally in common stocks of companies
                                     likely to benefit from new or innovative
                                     products, services or processes as well
                                     as those with above-average growth and
                                     excellent prospects for future growth.
-------------- --------------------- ------------------------------------------- ---------------------------------
3CD            AIM V.I. Capital      Objective: long term growth of capital.     A I M Advisors, Inc.
               Development           Fund Invests primarily in securities
                                     (including common stocks, convertible
                                     securities and bonds) of small- and
                                     medium-sized companies.
-------------- --------------------- ------------------------------------------- ---------------------------------
3IF            American Century(R)   Objective: long term capital growth.        American Century Investment
               VP International      Invests primarily in stocks of growing      Management, Inc.
                                     foreign companies.
-------------- --------------------- ------------------------------------------- ---------------------------------
3VA            American Century(R)   Objective: long-term capital growth, with   American Century Investment
               VP Value              income as a secondary objective. Invests    Management, Inc.
                                     primarily in stocks of companies that
                                     management believes to be undervalued at
                                     the time of purchase.
-------------- --------------------- ------------------------------------------- ---------------------------------
3SR            Calvert Variable      Objective: income and capital growth.       Calvert Asset Management
               Series Inc. Social    Invests primarily in stocks, bonds and      Company, Inc. (CAMCO),
               Balanced Portfolio    money market instruments which offer        investment advisor. NCM Capital
                                     income and capital growth opportunity and   Management Group, Inc. is the
                                     which satisfy the investment and social     investment subadvisor.
                                     criteria.
-------------- --------------------- ------------------------------------------- ---------------------------------
3EG            Credit Suisse Trust   Objective: maximum capital appreciation.    Credit Suisse Asset Management,
               - Emerging Growth     Invests in U.S. equity securities of        LLC
               Portfolio             emerging-growth companies with growth
                                     characteristics such as positive earnings
                                     and potential for accelerated growth.
-------------- --------------------- ------------------------------------------- ---------------------------------
3GI            Fidelity VIP Growth   Objective: high total return through a      Fidelity Management & Research
               & Income Portfolio    combination of current income and capital   Company (FMR), investment
               (Service Class)       appreciation. Invests primarily in common   manager; FMR U.K. and FMR Far
                                     stocks with a focus on those that pay       East,
                                     current dividends and show potential for    sub-investment advisors.
                                     capital appreciation.
-------------- --------------------- ------------------------------------------- ---------------------------------

-------------- --------------------- ------------------------------------------- ---------------------------------
3MP            Fidelity VIP Mid      Objective: long-term growth of capital.     FMR, investment manager; FMR
               Cap Portfolio         Invests primarily in medium market          U.K. and FMR Far East,
               (Service Class)       capitalization common stocks.               sub-investment advisors.
-------------- --------------------- ------------------------------------------- ---------------------------------
3OS            Fidelity VIP          Objective: long-term growth of capital.     FMR, investment manager; FMR
               Overseas Portfolio    Invests primarily in common stocks of       U.K., FMR Far East, Fidelity
               (Service Class)       foreign securities.                         International Investment
                                                                                 Advisors (FIIA) and FIIA U.K.,
                                                                                 sub-investment advisors.
-------------- --------------------- ------------------------------------------- ---------------------------------
3RE            FTVIP Franklin Real   Objective: capital appreciation with a      Franklin Advisers, Inc.
               Estate Fund - Class   secondary goal to earn current income.
               2                     Invests primarily in equity securities of
                                     companies operating in the real estate
                                     industry, primarily equity real estate
                                     investment trusts (REITS).
-------------- --------------------- ------------------------------------------- ---------------------------------

3SI            FTVIP Franklin        Objective: long-term total return.          Franklin Advisory Services, LLC
               Small Cap Value       Invests at least 80% of its total assets
               Securities Fund -     in investments of small capitalization
               Class 2 (previously   companies that have a market cap of $1.5
               named FTVIPT          billion, at the time of purchase.
               Franklin Value
               Securities Fund -
               Class 2)
-------------- --------------------- ------------------------------------------- ---------------------------------
3IS            FTVIP Templeton       Objective: long-term capital                Templeton Investment Counsel,
               Foreign Securities    appreciation. Invests primarily in equity   LLC
               Fund - Class 2        securities of smaller companies located
               (previously named     outside the U.S., including those in
               FTVIPT Templeton      emerging markets.
               International
               Smaller Companies
               Fund - Class 2)
-------------- --------------------- ------------------------------------------- ---------------------------------
3SE            Goldman Sachs VIT     Objective: seeks long-term growth of        Goldman Sachs Asset Management
               CORE(SM) Small Cap    capital. Invests, under normal
               Equity Fund           circumstances, at least 80% of its net
                                     assets plus any borrowing for investment
                                     purposes (measured at the time of purchase)
                                     in a broadly diversified portfolio of
                                     equity investments of U.S. issuers which
                                     are included in the Russell 2000 Index at
                                     the time of investment.
-------------- --------------------- ------------------------------------------- ---------------------------------

-------------- --------------------- ------------------------------------------- ---------------------------------

3UE            Goldman Sachs VIT     Objective: seeks long-term growth of        Goldman Sachs Asset Management
               CORE(SM) U.S. Equity  capital and dividend income. Invests,
               Fund                  under normal circumstances, at least 90%
                                     of its total assets (not including
                                     securities lending collateral and any
                                     investment of that collateral) measured at
                                     time of purchase in a broadly diversified
                                     portfolio of large-cap and blue chip equity
                                     investments representing all major sectors
                                     of the U.S. economy.
-------------- --------------------- ------------------------------------------- ---------------------------------
3MC            Goldman Sachs VIT     Objective: seeks long-term capital          Goldman Sachs Asset Management
               Mid Cap Value Fund    appreciation. Invests, under normal
                                     circumstances, at least 80% of its net
                                     assets plus any borrowing for investment
                                     purposes (measured at time of purchase)
                                     in a diversified portfolio of equity
                                     investments in mid-capitalization issuers
                                     within the range of the market
                                     capitalization of companies constituting
                                     the Russell Midcap Value Index at the time
                                     of investment.

-------------- --------------------- ------------------------------------------- ---------------------------------
3AG            Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
               Aggressive Growth     Non-diversified mutual fund that
               Portfolio: Service    primarily invests in common stocks
               Shares                selected for their growth potential and
                                     normally invests at least 50% of its
                                     equity assets in medium-sized companies.
-------------- --------------------- ------------------------------------------- ---------------------------------

3GT            Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
               Global Technology     Non-diversified mutual fund that invests,
               Portfolio: Service    under normal  circumstances, at least 80%
               Shares                of its net assets in securities of
                                     companies that the portfolio manager
                                     believes will benefit significantly from
                                     advances or improvements in technology.
                                     It implements this policy by investing
                                     primarily in equity securities of U.S.
                                     and foreign companies selected for their
                                     growth potential.
-------------- --------------------- ------------------------------------------- ---------------------------------
3IG            Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
               International         Invests, under normal circumstances, at
               Growth Portfolio:     least 80% of its net assets in securities
               Service Shares        of issuers from at least five different
                                     countries, excluding the United States.
                                     Although the Portfolio intends to invest
                                     substantially all of its assets in issuers
                                     located outside the United States, it may
                                     at times invest in U.S. issuers and it may
                                     at times invest all of its assets in fewer
                                     than five countries or even a single
                                     country.
-------------- --------------------- ------------------------------------------- ---------------------------------

-------------- --------------------- ------------------------------------------- ---------------------------------
3IP            Lazard Retirement     Objective: long-term capital                Lazard Asset Management
               International         appreciation. Invests primarily in equity
               Equity Portfolio      securities, principally common stocks, of
                                     relatively large non-U.S. companies with
                                     market capitalizations in the range of
                                     the Morgan Stanley Capital International
                                     (MSCI) Europe, Australia and Far East
                                     (EAFE(R)) Index that the Investment Manager
                                     believes are undervalued based on their
                                     earnings, cash flow or asset values.
-------------- --------------------- ------------------------------------------- ---------------------------------
3MG            MFS(R) Investors      Objective: long-term growth of capital      MFS Investment Management(R)
               Growth Stock Series   and future income. Invests at least 80%
               - Service Class       of its total assets in common stocks and
                                     related securities of companies which MFS
                                     believes offer better than average
                                     prospects for long-term growth.
-------------- --------------------- ------------------------------------------- ---------------------------------
3MD            MFS(R) New Discovery  Objective: capital appreciation. Invests    MFS Investment Management(R)
               Series - Service      primarily in equity securities of
               Class                 emerging growth companies.
-------------- --------------------- ------------------------------------------- ---------------------------------
3IN            Putnam VT             Objective: long-term capital appreciation   Putnam Investment Management,
               International New     by investing in common stock of companies   LLC
               Opportunities Fund    outside the U.S. that Putnam Investment
               - Class IB Shares     Management, LLC (Putnam Management)
                                     believes are fast growing and whose
                                     earnings are likely to increase over time.
-------------- --------------------- ------------------------------------------- ---------------------------------
3VS            Putnam VT Vista       Objective: capital appreciation. Invests    Putnam Investment Management,
               Fund - Class IB       mainly in common stocks of mid-sized U.S.   LLC
               Shares                companies with a focus on growth stocks.
-------------- --------------------- ------------------------------------------- ---------------------------------
3MI            Royce Micro-Cap       Objective: long-term growth of capital.     Royce & Associates, Inc.
               Portfolio             Invests primarily in a broadly
                                     diversified portfolio of equity securities
                                     issued by micro-cap companies (companies
                                     with stock market capitalizations below
                                     $400 million).
-------------- --------------------- ------------------------------------------- ---------------------------------
3SV            Third Avenue Value    Objective: long-term capital                EQSF Advisers, Inc.
               Portfolio             appreciation. Invests primarily in common
                                     stocks of well financed, well managed
                                     companies at a substantial discount to
                                     what the Adviser believes is their true
                                     value.
-------------- --------------------- ------------------------------------------- ---------------------------------
3IT            Wanger                Objective: long-term growth of capital.     Liberty Wanger Asset
               International Small   Invests primarily in stocks of small- and   Management, L.P.
               Cap                   medium-size non-U.S. companies with
                                     capitalizations of less than $2 billion.
-------------- --------------------- ------------------------------------------- ---------------------------------
3SP            Wanger U.S. Small     Objective: long-term growth of capital.     Liberty Wanger Asset
               Cap                   Invests primarily in stocks of small- and   Management, L.P.
                                     medium-size U.S. companies with
                                     capitalizations of less than $2 billion.
-------------- --------------------- ------------------------------------------- ---------------------------------


-------------- --------------------- ------------------------------------------- ---------------------------------
7AA            Wells Fargo VT        Objective: long-term total return,          Wells Fargo Funds Management,
8AA            Asset Allocation      consistent with reasonable risk. Invests    LLC, advisor; Barclays Global
               Fund                  primarily in the securities of various      Fund Advisors, sub-advisor.
                                     indexes to replicate the total return of
                                     the index. We use an asset allocation
                                     model to allocate and reallocate assets
                                     among common stocks (S&P 500 Index), U.S.
                                     Treasury bonds (Lehman Brothers 20+ Bond
                                     Index) and money market instruments,
                                     operating from a target allocation of 60%
                                     stocks and 40% bonds.
-------------- --------------------- ------------------------------------------- ---------------------------------
1WI            Wells Fargo VT        Objective: total return with an emphasis    Wells Fargo Funds Management,
2WI            International         on capital appreciation over the            LLC, advisor; Wells Capital
               Equity Fund           long-term. Invests primarily in equity      Management Incorporated,
                                     securities of non-U.S. companies.           sub-advisor.
-------------- --------------------- ------------------------------------------- ---------------------------------
1SG            Wells Fargo VT        Objective: long-term capital                Wells Fargo Funds Management,
2SG            Small Cap Growth      appreciation. Invests primarily in common   LLC, advisor; Wells Capital
               Fund                  stocks issued by companies whose market
                                     Management Incorporated, capitalization
                                     falls within the range of sub-advisor. the
                                     Russell 2000 Index, which is considered a
                                     small capitalization index.
-------------- --------------------- ------------------------------------------- ---------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract


New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional purchase payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)


      If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

      If paying by any other method:
            $50


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable annual purchase payments(2)

For employees/advisors:
   For the first year:
        $2,000,000 up to age 85
        $100,000 for ages 86 to 90
   For each subsequent year:
        $100,000 up to age 85
        $50,000 for ages 86 to 90

For other individuals:
   For the first year:
        $2,000,000 up to age 85
        $1,000,000 for ages 86 to 90
   For each subsequent year:
        $100,000

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS
1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

For employees/advisors only We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.

Charges
CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

(1) You may select either the MAV Death Benefit or EEB riders. Or you may select the MAV Death Benefit and the EEB. Riders may not be available in all states. The MAV Death Benefit and EEB are only available if you and the annuitant are 75 or younger at contract issue. EEB is only available on non-qualified contracts.


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals: o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o  plus interest credited;

o  minus the sum of amounts surrendered and amounts transferred out;

o  minus any prorated portion of the contract administrative charge;

o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable).


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  transfers into or out of the subaccounts;

o  partial surrenders;

o  prorated portions of the contract administrative charge;

o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected); and/or
o prorated portions of the Enhanced Earnings Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o  mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                         Number
                                           Amount    Accumulation      of units
                                  Month   invested    unit value       purchased
By investing an equal number      Jan      $100          $20              5.00
of dollars each month             Feb       100           18              5.56
                                  Mar       100           17              5.88
you automatically buy             Apr       100           15              6.67
more units when the               May       100           16              6.25
per unit market price is low...   Jun       100           18              5.56
                                  Jul       100           17              5.88
and fewer units                   Aug       100           19              5.26
when the per unit                Sept       100           21              4.76
market price is high              Oct       100           20              5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor .


TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


This contract is not designed for use by individuals, professional market timing organizations, or other entities that do market timing, programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners whom allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this contract. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who made allocations to the fund regardless of their transfer activity. In order to prevent disruptive activity, we monitor the frequency or transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER
1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:            $250 or entire contract balance

Maximum amount
Transfers or surrenders:            Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.
o If we must suspend your automatic transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


Minimum amount
Transfers or surrenders:            $50

Maximum amount
Transfers or surrenders:            None (except for automated transfers from
                                    the fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount

Transfers or surrenders:            $250 or entire account balance

Maximum amount
Transfers:                          Contract value or entire account balance
Surrenders:                         $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit Charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:


o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 By wire:


o  request that payment be wired to your bank;
o  bank account must be in the same ownership as your contract; and
o  pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;
   --  you are disabled as defined in the Code;
   -- you separated from the service of the employer who purchased the contract; or
   --  the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit or EEB. The terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Death Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;

o  purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.


If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or

o  purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:
                                     PS x DB
                                    -------
                                       CV

         PS = the partial surrender including any applicable surrender charge. DB = is the death benefit on the date of (but prior to) the partial surrender.
         CV = the contract value on the date of (but not prior o) the partial surrrender.

Example of standard death benefit calculation when you and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

   We calculate the death benefit on March 1, 2008 as follows:


      The contract value on the most recent sixth
      contract anniversary:                                           $30,000.00
      plus purchase payments made since that anniversary:                  +0.00
      minus adjusted partial surrenders taken since that anniversary calculated as:

         $1,500 x $30,000
        ------------------
             $28,000                                                   -1,607.14
                                                                        --------
   for a death benefit of:                                            $28,392.86

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Qualified annuities: The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.
o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
   70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and
   o  payouts begin no later than one year following the year of your death; and
   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV Death Benefit to your contract.

We will determine the rider effective date for the MAV Death Benefit, added after we issue the contract, according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example:

o You add the MAV Death Benefit on Jan. 1, 2003 when your contract value is $20,000.
o On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.
o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
   Greatest of your contract anniversary contract values:                $24,000
   plus purchase payments made since that anniversary:                        +0
   minus adjusted partial surrenders, calculated as:

      ($1,500 x $24,000) =
      -----------------                                                   -1,636
           $22,000                                                         -----
   for a death benefit of:                                               $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary

(and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the EEB to your contract. This rider is only available under a nonqualified annuity contract.

We will determine the rider effective date for the EEB, added after we issue the contract, according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB rider, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example of how we calculate the death benefit under the EEB, see below.

Example of the Enhanced Earnings Death Benefit:

o You purchased a RAVA contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider on Jan. 1, 2003 and you and the annuitant are under age 70. You selected the MAV Death Benefit and the EEB.
o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date, so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

   MAV death benefit (contract value):                                  $110,000
   plus the EEB benefit which equals 40% of earnings
      at death (MAV death benefit minus payments not
      previously surrendered):
      0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          ------
   Total death benefit of:                                              $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

   MAV death benefit (MAV):                                             $110,000
   plus the EEB benefit (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          ------
   Total death benefit of:                                              $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

   MAV death benefit (MAV adjusted for partial surrenders):
      $110,000 - ($50,000 x $110,000) =                                  $57,619
      $105,000
   plus the EEB benefit (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                        +1,048
                                                                          ------
   Total death benefit of:                                               $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2006. The reduction in contract value has no effect.
o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

   MAV death benefit (contract value):                                  $200,000
   plus the EEB (40% of earnings at death, up to a
      maximum of 100% of purchase payments not previously
      surrendered that are one or more years old)
      .40 x 2.50 x ($55,000) =                                           +55,000
                                                                         -------
   Total death benefit of:                                              $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2012 equals:

   MAV death benefit (contract value):                                  $250,000
   plus the EEB (40% of earnings at death, up to a
      maximum of 100% of purchase payments not previously
      surrendered that are one or more years old)
      .40 x 2.50 x ($55,000) =                                           +55,000
                                                                         -------
   Total death benefit of:                                              $305,000

o On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

   MAV death benefit (contract value):                                  $250,000
   plus the EEB benefit which equals 40% of earnings
      at death (the standard death benefit minus payments not
      previously surrendered):
      0.40 x ($250,000 - $105,000) =                                     +58,000
                                                                         -------
   Total death benefit of:                                              $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special Considerations if you select one of the death benefit riders (MAV or EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than ____ supervisory offices, more than ______ branch offices and more than _______ advisors.


IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation


LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. IDS Life and its affiliates, like other life and health insurers, from time to time are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies and improper use of annuities to fund tax deferred contributory retirement plans.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May, 2001 the United States District Court for the State of Minnesota and The District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin entered orders approving the settlement as tentatively reached in January, 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001. Numerous individuals opted out of the settlement. Although a significant number of these individuals are represented by counsel, to date very few have filed lawsuits against IDS Life.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits taken in aggregate should not have a material adverse effect on the Company's consolidated financial position or results of operations.


Table of Contents of the Statement of Additional Information


Performance Information....................................
Calculating Annuity Payouts................................
Rating Agencies............................................
Principal Underwriter......................................
Independent Auditors.......................................
Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                          IDS Life Variable Account 10


                                   May 1, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474


(800) 862-7919

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Table of Contents

Performance Information                 p.  3


Calculating Annuity Payouts             p. 41

Rating Agencies                         p. 42

Principal Underwriter                   p. 42

Independent Auditors                    p. 42


Financial Statements

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of MAV and EEB Death Benefit
Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of MAV and EEB Death Benefit
Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2001 (continued)


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.30% EEB fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of MAV and EEB Death Benefit
Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of MAV and EEB Death Benefit
Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.30% EEB fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) Without Surrender and Selection of MAV and EEB Death Benefit
Riders For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) Without Surrender and Selection of MAV and EEB Death Benefit
Riders For Periods Ending Dec. 31, 2001 (continued)


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.30% EEB fee, and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge
Schedule For Periods Ending Dec. 31, 2001


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of a Ten-Year Surrender Charge
Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge
Schedule For Periods Ending Dec. 31, 2001


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) With Surrender and Selection of a Seven-Year Surrender Charge
Schedule For Periods Ending Dec. 31, 2001 (continued)


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Nonqualified Annuities (Without Purchase
Payment Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV Death Benefit Rider and the
Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV Death Benefit Rider and the
Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV Death Benefit Rider and the
Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV Death Benefit Rider and the
Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2001
(continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge,a 0.15% MAV fee, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV Benefit Rider For Periods Ending
Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV Benefit Rider For Periods Ending
Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule
For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Ten-Year Surrender Charge Schedule
For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule
For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Seven-Year Surrender Charge Schedule
For Periods Ending Dec. 31, 2001 (continued)


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2001


                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD1            Bond Fund (9/99; 10/81)
CR1            Capital Resource Fund (9/99; 10/81)
CM1            Cash Management Fund (9/99; 10/81)
DE1            Diversified Equity Income Fund (9/99; 9/99)
EM1            Emerging Markets Fund (5/00; 5/00)
ES1            Equity Select Fund (5/01; 5/01)
EI1            Extra Income Fund (9/99; 5/96)
FI1            Federal Income Fund (9/99; 9/99)
GB1            Global Bond Fund (9/99; 5/96)
GR1            Growth Fund (9/99; 9/99)
IE1            International Fund (9/99; 1/92)
MF1            Managed Fund (9/99; 4/86)
ND1            New Dimensions Fund(R) (9/99; 5/96)
IV1            S&P 500 Index Fund (5/00; 5/00)
SC1            Small Cap Advantage Fund (9/99; 9/99)
SA1            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
1CA            Capital Appreciation Fund (9/99; 5/93)
1CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
1IF            International (9/99; 5/94)
1VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST
1EG            Emerging Growth Portfolio (9/99; 9/99)(b)
             FIDELITY VIP
1GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(e)
1MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
1OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
1RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
1SI            Franklin Value Securities Fund -
               Class 2 (9/99; 5/98)(f)
1IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
1SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
1UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
1MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year   5 years  10 years  commencement
             JANUS ASPEN SERIES
1AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(b),(h)
1GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
1IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
1MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
1IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
1VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
1MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
1SV            Value Portfolio (9/99; 9/99)
             WANGER
1IT            International Small Cap (9/99; 5/95)
1SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01; 4/94)(k)
1WI            International Equity Fund (5/01; 7/00)
1SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                      ERV - P
                                     --------
                                         P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and mortality and expense risk fee.


CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

o   any declared dividends,
o   the value of any shares purchased with dividends paid during the period, and
o   any dividends declared for such shares.

It does not include:

o   the effect of any applicable surrender charge, or
o   any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2001


Subaccount      Investing in:                                               Simple yield        Compound yield
CM1             AXP(R) Variable Portfolio - Cash Management Fund                %                     %
CM2             AXP(R) Variable Portfolio - Cash Management Fund

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                             cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2001


Subaccount      Investing in:                                              Yield
BD1             AXP(R) Variable Portfolio - Bond Fund                         %
BD2             AXP(R) Variable Portfolio - Bond Fund
EI1             AXP(R) Variable Portfolio - Extra Income Fund
EI2             AXP(R) Variable Portfolio - Extra Income Fund
FI1             AXP(R) Variable Portfolio - Federal Income Fund
FI2             AXP(R) Variable Portfolio - Federal Income Fund
GB1             AXP(R) Variable Portfolio - Global Bond Fund
GB2             AXP(R) Variable Portfolio - Global Bond Fund

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


Calculating Annuity Payouts


THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by
o   the fixed number of annuity units credited to you.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and
o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies


We receive ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                   www.ambest.com
Fitch                                       www.fitchratings.com
Moody's                                     www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Principal Underwriter

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.


Surrender charges we received for the last two years aggregated total $__________ and ___________.

Commissions we paid for the last two years aggregated total $__________ and
___________.


The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Retirement Advisor Variable Annuity(R)
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Financial Statements


[To be filed by Amendment]

S-6467-20 F (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       AMERICAN EXPRESS RETIREMENT ADVISOR

                          VARIABLE ANNUITY(R) - BAND 3

                          IDS Life Variable Account 10


                                   May 1, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474


(800) 862-7919

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Table of Contents

Performance Information                                       p.  3


Calculating Annuity Payouts                                   p. 11

Rating Agencies                                               p. 12

Principal Underwriter                                         p. 12

Independent Auditors                                          p. 12


Financial Statements

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) With Selection of MAV and EEB Death Benefit
Riders For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                        Since
Subaccount   Investing in:                                 1 year  commencement    1 year    5 years  10 years  commencement
             AXP(R) VARIABLE PORTFOLIO -
BC3            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD3            Bond Fund (9/99; 10/81)
CR3            Capital Resource Fund (9/99; 10/81)
CM3            Cash Management Fund (9/99; 10/81)
DE3            Diversified Equity Income Fund (9/99; 9/99)
EM3            Emerging Markets Fund (5/00; 5/00)
ES3            Equity Select Fund (5/01; 5/01)
EI3            Extra Income Fund (9/99; 5/96)
FI3            Federal Income Fund (9/99; 9/99)
GB3            Global Bond Fund (9/99; 5/96)
GR3            Growth Fund (9/99; 9/99)
IE3            International Fund (9/99; 1/92)
MF3            Managed Fund (9/99; 4/86)
ND3            New Dimensions Fund(R) (9/99; 5/96)
IV3            S&P 500 Index Fund (5/00; 5/00)
SC3            Small Cap Advantage Fund (9/99; 9/99)
SA3            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
3CA            Capital Appreciation Fund (9/99; 5/93)
3CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
3IF            International (9/99; 5/94)
3VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
3SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST -
3EG            Emerging Growth Portfolio (9/99; 9/99)
             FIDELITY VIP
3GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(b),(e)
3MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
3OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
3RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
3SI            Franklin Value Securities Fund - Class 2 (9/99; 5/98)(f)
3IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
3SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
3UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
3MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return(a) With Selection of MAV and EEB Death Benefit
Riders For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year    5 years  10 years  commencement
             JANUS ASPEN SERIES
3AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(h)
3GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
3IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
3IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
3MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
3MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
3IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
3VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
3MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
3SV            Value Portfolio (9/99; 9/99)
             WANGER
3IT            International Small Cap (9/99; 5/95)
3SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
3AA            Asset Allocation Fund (5/01; 4/94)(k)
3WI            International Equity Fund (5/01; 7/00)
3SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, 0.15% MAV fee, 0.30% EEB fee and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Periods Ending Dec. 31, 2001

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                       Since
Subaccount   Investing in:                                 1 year  commencement    1 year    5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC3            Blue Chip Advantage Fund (9/99; 9/99)(b)
BD3            Bond Fund (9/99; 10/81)
CR3            Capital Resource Fund (9/99; 10/81)
CM3            Cash Management Fund (9/99; 10/81)
DE3            Diversified Equity Income Fund (9/99; 9/99)
EM3            Emerging Markets Fund (5/00; 5/00)
ES3            Equity Select Fund (5/01; 5/01)
EI3            Extra Income Fund (9/99; 5/96)
FI3            Federal Income Fund (9/99; 9/99)
GB3            Global Bond Fund (9/99; 5/96)
GR3            Growth Fund (9/99; 9/99)
IE3            International Fund (9/99; 1/92)
MF3            Managed Fund (9/99; 4/86)
ND3            New Dimensions Fund(R) (9/99; 5/96)
IV3            S&P 500 Index Fund (5/00; 5/00)
SC3            Small Cap Advantage Fund (9/99; 9/99)
SA3            Strategy Aggressive Fund (9/99; 1/92)
             AIM V.I.
3CA            Capital Appreciation Fund (9/99; 5/93)
3CD            Capital Development Fund (9/99; 5/98)
             AMERICAN CENTURY(R) VP
3IF            International (9/99; 5/94)
3VA            Value (9/99; 5/96)
             CALVERT VARIABLE SERIES, INC.
3SR            Social Balanced Portfolio (5/00; 9/86)
             CREDIT SUISSE TRUST -
3EG            Emerging Growth Portfolio (9/99; 9/99)
             FIDELITY VIP
3GI            Growth & Income Portfolio
               (Service Class) (9/99; 12/96)(b),(e)
3MP            Mid Cap Portfolio (Service Class) (9/99; 12/98)(e)
3OS            Overseas Portfolio (Service Class) (9/99; 1/87)(e)
             FTVIP
3RE            Franklin Real Estate Fund - Class 2 (9/99; 1/89)(f)
3SI            Franklin Value Securities Fund - Class 2 (9/99; 5/98)(f)
3IS            Templeton International Smaller Companies
               Fund - Class 2 (9/99; 5/96)(f)
             GOLDMAN SACHS VIT
3SE            CORE(SM) Small Cap Equity Fund (9/99; 2/98)(g)
3UE            CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)
3MC            Mid Cap Value Fund (9/99; 5/98)

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return(a) For Periods Ending Dec. 31, 2001 (continued)

                                                                Performance                        Performance
                                                             of the subaccount                     of the fund
                                                                       Since                                        Since
Subaccount   Investing in:                                 1 year  commencement    1 year    5 years  10 years  commencement

             JANUS ASPEN SERIES
3AG            Aggressive Growth Portfolio:
               Service Shares (5/00; 9/93)(h)
3GT            Global Technology Portfolio:
               Service Shares (5/00; 1/00)(h)
3IG            International Growth Portfolio:
               Service Shares (5/00; 5/94)(h)
             LAZARD RETIREMENT SERIES
3IP            International Equity Portfolio (9/99; 9/98)
             MFS(R)
3MG            Investors Growth Stock Series -
               Service Class (5/00; 5/99)(i)
3MD            New Discovery Series -
               Service Class (5/00; 5/98)(i)
             PUTNAM VARIABLE TRUST
3IN            Putnam VT International New Opportunities
               Fund - Class IB Shares (9/99; 1/97)(j)
3VS            Putnam VT Vista Fund -
               Class IB Shares (9/99; 1/97)(j)
             ROYCE CAPITAL FUND
3MI            Micro-Cap Portfolio (9/99; 12/96)
             THIRD AVENUE
3SV            Value Portfolio (9/99; 9/99)
             WANGER
3IT            International Small Cap (9/99; 5/95)
3SP            U.S. Small Cap (9/99; 5/95)
             WELLS FARGO VT
3AA            Asset Allocation Fund (5/01; 4/94)(k)
3WI            International Equity Fund (5/01; 7/00)
3SG            Small Cap Growth Fund (5/01; 5/95)(l)

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(f) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(g) CORE(SM) is a service mark of Goldman, Sachs & Co.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Service Class chares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.
(k) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     --------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


All total return figures reflect the deduction of all applicable charges including the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and mortality and expense risk fee.


CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

o   any declared dividends,
o   the value of any shares purchased with dividends paid during the period, and
o   any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2001


Variable account      Investing in:                                               Simple yield         Compound yield
CM3                   AXP(R) Variable Portfolio - Cash Management Fund                  %                     %

Annualized Yield for Subaccounts Investing in Income Funds
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Annualized Yield Based on 30-Day Period Ended Dec. 31, 2001


Subaccount    Investing in                                        Simple yield
BD3           AXP(R) Variable Portfolio - Bond Fund                     %
EI3           AXP(R) Variable Portfolio - Extra Income Fund
FI3           AXP(R) Variable Portfolio - Federal Income Fund
GB3           AXP(R) Variable Portfolio - Global Bond Fund

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


Calculating Annuity Payouts


THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by
o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and
o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

We receive ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                        www.ambest.com
Fitch                                            www.fitchratings.com
Moody's                                          www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last two years aggregated total $__________ and ___________.

Commissions we paid for the last two years aggregated total $__________ and
______________.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Retirement Advisor Variable Annuity(R) - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Financial Statements


[To be filed by Amendment]

S-6477-20 F (5/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed upon Amendment.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, as
         Exhibit 8.1(b) to Post-Effective Amendment No. 3, to Registration Statement No. 333-79311, is incorporated by reference.

8.1(c) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
         Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company,
          dated  Sept.  1,  1999,  filed   electronically   as  Exhibit  8.3  to
          Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
          333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Copy of Amendment 1 to Participation Agreement By and Among IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to
         Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
         333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton
         Distributors,  Inc.,  dated  March 1,  1996,  filed  electronically  as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10.      Consent of Independent Auditors will be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14. Power of Attorney to sign Amendment to this Registration Statement, dated April 25, 2001 filed electronically as Exhibit 14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contract owners

         As of June 30, 2001, there were 48,003 contract owners of non-qualified contracts and 55,474 contract owners of qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $56,849,306         $18,285,051          None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of February, 2002.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2002.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Bridget Sperl*                       Executive Vice President - Client
------------------------------------      Service
     Bridget Sperl

/s/  John T. Sweeney*                     Executive Vice President - Finance
------------------------------------
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit No. 14 to Post-Effective Amendment No. 3 to registration Statement No. 333-79311, incorporated herein by reference, by:






/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.